Employee Benefit Plans (Summary of Restricted Stock Activity) (Details) (Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period	300	13,050
Granted
Vested	(300)	(12,750)
Forfeited
Nonvested, end of period		300